INCOME TAXES - Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	$ 0	$ 6,535
Net deferred income tax liabilities	(133,645)	(138,614)
Mining interests and plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	0	(19,714)
Net deferred income tax liabilities	197,172	(127,284)
Environmental rehabilitation provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	0	1,806
Net deferred income tax liabilities	(15,561)	5,054
Financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	0	364
Net deferred income tax liabilities	325	315
Ontario Mining Tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	0	1,911
Net deferred income tax liabilities	(22,189)	(15,751)
Discount of convertible debentures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	0	(943)
Loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	0	22,179
Net deferred income tax liabilities	73,134	3,043
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	0	40
Net deferred income tax liabilities	5,346	(3,788)
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	(4,076)
Corporate minimum tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	(2,403)
Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	(1,583)	2,043
Employee provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	5,069	3,028
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	0	(51)
Net deferred income tax liabilities	$ 229	$ (245)